Condensed Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Non-current assets
Plant and equipment	$ 44,504	$ 50,135
Right of use assets	101,188	187,969
Rental deposits	111,059	57,229
Total non-current assets	256,751	295,333
Current assets
Financial assets measured at fair value through profit or loss	24,248,598	13,779,649
Digital assets	378,969,693	221,162,809
Prepayments and other receivables, net	158,549	4,613,955
Cash and cash equivalents	10,137,204	6,919,869
Total current assets	413,514,044	246,476,282
Total assets	413,770,795	246,771,615
Equity
Share capital	4,143	3,950
Additional paid-in capital	40,905,569	40,905,569
Treasury shares	(435,943)	(435,943)
Other reserves	9,650,725	24,512,685
Accumulated deficit	(14,670,942)	(28,030,528)
Accumulated other comprehensive loss	(391,064)	(397,204)
Total equity	35,062,488	36,558,529
Non-current liabilities
Lease liabilities		22,868
Total non-current liabilities		22,868
Current liabilities
Digital assets payable	209,397,582	138,224,157
Digital assets payable – related party	42,476,346	10,702,814
Payable to clients	85,817,270	53,141,585
Payable to clients – related party	35,646,485	691,588
Accounts and other payables	5,026,079	7,014,157
Taxes payable	226,096	226,096
Lease liabilities	118,449	189,821
Total current liabilities	378,708,307	210,190,218
Total liabilities	378,708,307	210,213,086
Total equity and liabilities	$ 413,770,795	$ 246,771,615